CAPITAL STOCK	6 Months Ended
Jun. 30, 2022
CAPITAL STOCK
Capital Stock

12. CAPITAL STOCK

Authorized and issued

The Company has an unlimited number of common shares, no par value, authorized.

The Company had the following significant common share transactions:

Six months ended June 30, 2022

FEBRUARY 2022 PAYMENT TO JUSTCBD OWNERS

As discussed in Note 8, the Company issued 9,500,000 common shares of the Company valued at $14.7 million, inclusive of a 15% fair value discount for the required six-month holding period of the shares, to the prior owners of JustCBD as part of the Company’s acquisition of JustCBD in February 2022.

ACQUISITION OF NONCONTROLLING INTERESTS

On January 18, 2022, the Company issued 100,000 common shares of the Company valued at $0.2 million to acquire the remaining 10% of the outstanding equity interests in Flora Beauty LLC from its minority shareholders. In addition to the common shares, the Company granted a stock option, exercisable for up to 50,000 common shares of the Company at an exercise price of $1.70 per share that expire five years from the date of the grant.

On January 31, 2022, the Company issued 30,282 common shares of the Company valued at $0.1 million to complete its acquisition of Breeze by acquiring the remaining 10% of the equity interests in Breeze from its minority shareholders.

OTHER OFFERINGS

In January 2022, the Company amended an agreement with a consultant pursuant to which the Company issued 111,112 common shares of the Company valued at $0.2 million and a stock option, exercisable for up to 83,333 common shares of the Company at an exercise price of $2.25 per share that expire five years from the date of the grant.

On April 5, 2022, the Company issued 700,000 common shares of the Company valued at $1.3 million as part of a settlement agreement with Boustead Securities, LLC (“Boustead”) to resolve certain disputes arising under a prior underwriting agreement and engagement letter. In addition to the common shares, the Company paid Boustead $0.4 million.

SHARE REPURCHASE

On June 16, 2022, the Company announced that its Board of Directors had approved the repurchase of up to $5 million of its common shares. For the six months ended June 30, 2022, no shares were repurchased.

Any future repurchases will depend on factors such as market conditions, share price and other opportunities to invest capital for growth. From time to time when management does not possess material nonpublic information about the Company or its securities, the Company may enter a pre-defined plan with a broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to internal trading blackout periods, insider trading rules or otherwise. Any such plans entered with our broker will be adopted in accordance with applicable securities laws such as the requirements of Rule 10b5-1 under the U.S. Securities Exchange Act of 1934, as amended.